Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Pursuant to the equity award grant policy, the Company will not purposely accelerate or delay the public release of material information in consideration of a pending equity award in order to allow a grantee to benefit from a more favorable stock price. The Board, Compensation Committee or any delegates, as applicable, will consider, and the Company’s management will advise the Board, Compensation Committee or any delegates, as applicable, whenever material nonpublic information is planned to be released to the public in close proximity to the grant of an equity award.

Award Timing Method
Pursuant to the equity award grant policy, the Company will not purposely accelerate or delay the public release of material information in consideration of a pending equity award in order to allow a grantee to benefit from a more favorable stock price. The Board, Compensation Committee or any delegates, as applicable, will consider, and the Company’s management will advise the Board, Compensation Committee or any delegates, as applicable, whenever material nonpublic information is planned to be released to the public in close proximity to the grant of an equity award.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
Pursuant to the equity award grant policy, the Company will not purposely accelerate or delay the public release of material information in consideration of a pending equity award in order to allow a grantee to benefit from a more favorable stock price. The Board, Compensation Committee or any delegates, as applicable, will consider, and the Company’s management will advise the Board, Compensation Committee or any delegates, as applicable, whenever material nonpublic information is planned to be released to the public in close proximity to the grant of an equity award.

MNPI Disclosure Timed for Compensation Value	false